Significant accounting judgements estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)		Dec. 31, 2024 MMBTU bbl	Dec. 31, 2023 MMBTU bbl	Dec. 31, 2022 MMBTU bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		7.40%	6.00%	7.90%
Discount rates (before taxes)		8.3	8.2	11.6
Natural gas - local prices (USD/MMBTU) | MMBTU		4	3.3	3
LPG - local prices (USD/tn)		0	0	0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		9.90%	12.90%	11.90%
Discount rates (before taxes)		18.2	21.9	18.7
Natural gas - local prices (USD/MMBTU) | MMBTU		3	2.8	3.9
LPG - local prices (USD/tn)		301.8	296.3	250.4
Year 2023 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	0	72.2
Year 2023 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	0	80.3
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	73.4	88.3
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	82.4	92.8
Year 2025 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	60.7	70.9	79.9
Year 2025 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	73.3	79	84
Year 2026 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	61.6	64.5	78.3
Year 2026 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	70.7	72.6	79.3
Year 2027 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	62.9	61.3	78.3
Year 2027 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	67.3	66.4	79.3
Year 2028 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	61.4	61.3	78.3
Year 2028 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	67.4	66.4	79.3

[1]	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.